Financial Liabilities - Revenue Purchase and Sale Agreement - Summary of Revenue Participation Liability (Details) - Revenue Purchase and Sale Agreement $ in Thousands	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Revenue participation liability	$ 37,994
Less unamortized debt discount and issuance costs	(9,251)
Net carrying value	$ 28,743